Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income/(Loss)
Schedule of Supplemental Financial Information

	March 31,	December 31,
$ in millions	2015	2014

Accounts receivable, net:
Unbilled revenue	$58.6	$79.2
Customer receivables	109.3	104.8
Amounts due from partners in jointly owned plants	8.3	14.2
Other	5.8	4.0
Provision for uncollectible accounts	(1.4)	(1.3)
Total accounts receivable, net	$180.6	$200.9

Inventories, at average cost:
Fuel and limestone	$58.9	$65.3
Plant materials and supplies	34.3	33.5
Other	1.7	1.4
Total inventories, at average cost	$94.9	$100.2

	December 31,
$ in millions	2014	2013
Accounts receivable, net
Unbilled revenue	$79.2	$77.8
Customer receivables	104.8	102.7
Amounts due from partners in jointly-owned stations	14.2	15.8
Other	4.0	8.2
Provisions for uncollectible accounts	(1.3)	(1.2)
Total accounts receivable, net	$200.9	$203.3

Inventories
Fuel and limestone	$65.3	$42.7
Plant materials and supplies	33.5	38.2
Other	1.4	1.8
Total inventories, at average cost	$100.2	$82.7

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]

Details about Accumulated Other Comprehensive Income / (Loss) components	Affected line item in the Condensed Consolidated Statements of Operations	Three months ended
		March 31,
$ in millions		2015	2014

Gains and losses on Available-for-sale securities activity (Note 7):
	Other income	$(0.6)	$0.3
	Tax expense	0.2	(0.1)
	Net of income taxes	(0.4)	0.2

Gains and losses on cash flow hedges (Note 8):
	Interest expense	(0.2)	(0.5)
	Revenue	(0.3)	10.2
	Purchased power	1.4	(1.1)
	Total before income taxes	0.9	8.6
	Tax expense	(0.3)	(3.1)
	Net of income taxes	0.6	5.5

Amortization of defined benefit pension items (Note 6):
	Other income	0.1	-
	Tax expense	-	-
	Net of income taxes	0.1	-

Total reclassifications for the period, net of income taxes		$0.3	$5.7

Details about Accumulated Other Comprehensive Income / (Loss) Components	Affected line item in the Consolidated Statements of Operations	Years ended December 31,
$ in millions		2014	2013	2012

Gains and losses on Available-for-sale securities activity (Note 9):
	Other income / (deductions)	$0.4	$2.1	$(0.1)
	Total before income taxes	0.4	2.1	(0.1)
	Tax expense	(0.2)	(0.7)	-
	Net of income taxes	0.2	1.4	(0.1)

Gains and losses on cash flow hedges (Note 10):
	Interest Expense	(1.3)	-	0.2
	Revenue	28.4	2.2	(0.1)
	Purchased power	(0.7)	3.5	(1.1)
	Total before income taxes	26.4	5.7	(1.0)
	Tax expense	(9.5)	(2.3)	0.5
	Net of income taxes	16.9	3.4	(0.5)

Amortization of defined benefit pension items (Note 8):
	Tax benefit	-	0.3	-
	Net of income taxes	-	0.3	-

Total reclassifications for the period, net of income taxes		$17.1	$5.1	$(0.6)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

$ in millions	Gains / (losses) on available-for-sale securities	Gains / (losses) on cash flow hedges	Change in unfunded pension obligation	Total
Balance January 1, 2015	$0.5	$18.5	$(11.5)	$7.5

Other comprehensive income before reclassifications	0.5	0.1	-	0.6
Amounts reclassified from accumulated other comprehensive income / (loss)	(0.4)	0.6	0.1	0.3
Net current period other comprehensive income	0.1	0.7	0.1	0.9

Balance March 31, 2015	$0.6	$19.2	$(11.4)	$8.4

$ in millions	Gains / (losses) on available-for-sale securities	Gains / (losses) on cash flow hedges	Change in unfunded pension obligation	Total
Balance January 1, 2013	$0.4	$(2.5)	$(1.8)	$(3.9)

Other comprehensive income / (loss) before reclassifications	(1.2)	19.7	4.9	23.4
Amounts reclassified from accumulated other comprehensive income / (loss)	1.4	3.4	0.3	5.1
Net current period other comprehensive income	0.2	23.1	5.2	28.5

Balance December 31, 2013	0.6	20.6	3.4	24.6

Other comprehensive loss before reclassifications	(0.3)	(19.0)	(14.9)	(34.2)
Amounts reclassified from accumulated other comprehensive income / (loss)	0.2	16.9	-	17.1
Net current period other comprehensive loss	(0.1)	(2.1)	(14.9)	(17.1)

Balance December 31, 2014	$0.5	$18.5	$(11.5)	$7.5